DEI Document	12 Months Ended
Dec. 31, 2018 shares
Document Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Trading Symbol	PAAS
Entity Registrant Name	PAN AMERICAN SILVER CORP
Entity Central Index Key	0000771992
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	153,448,356